Financial Information of L3 and Its Subsidiaries, Condensed Combining Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net cash from operating activities from continuing operations	$ 985	$ 1,022	$ 1,035
Investing activities:
Business acquisitions, net of cash acquired	(316)	(388)	(320)
Proceeds from sale of business, net of closing date cash balances	18	561	318
Other investing activities	(155)	(183)	(188)
Net cash used in investing activities from continuing operations	(453)	(10)	(190)
Financing activities:
Proceeds from sale of senior notes	0	547	0
Redemption of senior notes	0	(856)	(297)
Common stock repurchased	(180)	(373)	(740)
Dividends paid on L3's common stock	(236)	(220)	(214)
Other financing activities	50	46	46
Net cash used in financing activities from continuing operations	(366)	(856)	(1,205)
Effect of foreign currency exchange rate changes on cash	20	(13)	(19)
Net increase in cash and cash equivalents of discontinued operations	113	13	83
Change in cash balance in assets held for sale	0	0	61
Net (decrease) increase in cash	299	156	(235)
Cash and cash equivalents, beginning of the year	363	207	442
Cash and cash equivalents, end of the year	662	363	207
Subsidiaries [Member]
Operating activities:
Net cash from operating activities from continuing operations	374	440	633
Investing activities:
Business acquisitions, net of cash acquired	(316)	(388)	(320)
Proceeds from sale of business, net of closing date cash balances	17	563	42
Other investing activities	(92)	(63)	(75)
Net cash used in investing activities from continuing operations	(391)	112	(353)
Financing activities:
Proceeds from sale of senior notes		547
Redemption of senior notes		(856)	(297)
Common stock repurchased	(180)	(373)	(740)
Dividends paid on L3's common stock	(236)	(220)	(214)
Other financing activities	490	490	639
Net cash used in financing activities from continuing operations	74	(412)	(612)
Effect of foreign currency exchange rate changes on cash	0	0	0
Net increase in cash and cash equivalents of discontinued operations	113	13	83
Change in cash balance in assets held for sale			0
Net (decrease) increase in cash	170	153	(249)
Cash and cash equivalents, beginning of the year	262	109	358
Cash and cash equivalents, end of the year	432	262	109
Guarantor Subsidiaries [Member]
Operating activities:
Net cash from operating activities from continuing operations	426	509	428
Investing activities:
Business acquisitions, net of cash acquired	0	0	0
Proceeds from sale of business, net of closing date cash balances	0	0	0
Other investing activities	(38)	(77)	(78)
Net cash used in investing activities from continuing operations	(38)	(77)	(78)
Financing activities:
Proceeds from sale of senior notes		0
Redemption of senior notes		0	0
Common stock repurchased	0	0	0
Dividends paid on L3's common stock	0	0	0
Other financing activities	(377)	(427)	(355)
Net cash used in financing activities from continuing operations	(377)	(427)	(355)
Effect of foreign currency exchange rate changes on cash	0	0	0
Net increase in cash and cash equivalents of discontinued operations	0	0	0
Change in cash balance in assets held for sale			1
Net (decrease) increase in cash	11	5	(4)
Cash and cash equivalents, beginning of the year	5	0	4
Cash and cash equivalents, end of the year	16	5	0
Non-Guarantor Subsidiaries [Member]
Operating activities:
Net cash from operating activities from continuing operations	263	259	159
Investing activities:
Business acquisitions, net of cash acquired	0	0	0
Proceeds from sale of business, net of closing date cash balances	1	(2)	276
Other investing activities	(25)	(43)	(35)
Net cash used in investing activities from continuing operations	(24)	(45)	241
Financing activities:
Proceeds from sale of senior notes		0
Redemption of senior notes		0	0
Common stock repurchased	0	0	0
Dividends paid on L3's common stock	0	0	0
Other financing activities	(177)	(163)	(418)
Net cash used in financing activities from continuing operations	(177)	(163)	(418)
Effect of foreign currency exchange rate changes on cash	20	(13)	(19)
Net increase in cash and cash equivalents of discontinued operations	0	0	0
Change in cash balance in assets held for sale			60
Net (decrease) increase in cash	82	38	23
Cash and cash equivalents, beginning of the year	203	165	142
Cash and cash equivalents, end of the year	285	203	165
Eliminations [Member]
Operating activities:
Net cash from operating activities from continuing operations	(78)	(186)	(185)
Investing activities:
Business acquisitions, net of cash acquired	0	0	0
Proceeds from sale of business, net of closing date cash balances	0	0	0
Other investing activities	0	0	0
Net cash used in investing activities from continuing operations	0	0	0
Financing activities:
Proceeds from sale of senior notes		0
Redemption of senior notes		0	0
Common stock repurchased	0	0	0
Dividends paid on L3's common stock	0	0	0
Other financing activities	114	146	180
Net cash used in financing activities from continuing operations	114	146	180
Effect of foreign currency exchange rate changes on cash	0	0	0
Net increase in cash and cash equivalents of discontinued operations	0	0	0
Change in cash balance in assets held for sale			0
Net (decrease) increase in cash	36	(40)	(5)
Cash and cash equivalents, beginning of the year	(107)	(67)	(62)
Cash and cash equivalents, end of the year	$ (71)	$ (107)	$ (67)